Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases

9. Leases

The Company determines whether an arrangement is a lease at contract inception by establishing if the contract conveys the right to use, or control the use of, identified property, plant, or equipment for a period of time in exchange for consideration. Leases may be classified as finance leases or operating leases. All the Company’s leases are classified as operating leases. Operating lease right-of-use assets and operating lease liabilities are recognized in the Consolidated Balance Sheets. The operating leases of the Company are for real property for office and laboratory use, for which the Company recorded right-of-use assets and lease liabilities as of the ASU 2016-02 effective date or lease commencement date, if later. In addition, three of the Company’s leases met the short-term exception, having lease terms of 12 months or less, and are therefore not recorded on the Company’s balance sheet. The Company’s leases do not include purchase options. Where the Company’s leases contain options to extend the lease term, the extended lease term is only included in the measurement of the lease when it is reasonably certain to remain in the lease beyond the non-cancelable term. The Company’s leases contain variable lease costs, which pertain to common area maintenance and other operating charges, that are expensed as incurred.

Operating leases

On July 8, 2016, the Company entered into a Master Service Agreement ("MSA") with Royal Free London NHS Foundation Trust, which included access rights to the laboratory space at the Royal Free Hospital, Pond Street, London, with a 5-year term. The Master Service Agreement was due to expire on August 31, 2020. On June 1, 2020, the Master Service Agreement was renewed and was due to expire on August 31, 2023. These leases were renewed and expire on May 31, 2025. In addition, in October 2023, the Company entered into a lease under this MSA for additional office space at this location expiring in June 2024, with a three-month rolling break clause.

On February 1, 2019, the Company entered into six agreements with Stevenage Bioscience Catalyst to lease office and laboratory suites at Gunnels Wood Road, Stevenage, Hertfordshire, which were due to expire on January 31, 2021. In February 2021, the Company renewed the agreements which expired on July 31, 2022. On July 29, 2022, the Company renewed five of the agreements which commenced on August 1, 2022 with three of the leases expiring in April 2024 and two of the leases expiring on December 31, 2023. with a two-month rolling break clause. The two leases that expired on December 31, 2023 were not renewed.

In December 2020, the Company entered into a new lease of a warehouse in west London, United Kingdom for a period of 10 years, with a break clause at 5 years. In October 2023, the Company terminated this lease subject to the payment of a lease termination premium of $0.3 million and derecognized the related right-of-use asset of $1.9 million and operating lease liabilities of $2.0 million, resulting in a gain of less than $0.1 million.

On February 21, 2020, the Company entered into a non-cancellable operating lease in relation to office premises at Hammersmith Road, London for a period of 10 years, with a break clause at 5 years.

On February 28, 2020, the Company entered into a 4-year manufacturing services collaboration agreement for laboratory space access at Gunnels Wood Road, Stevenage, Hertfordshire, with cancellation penalties of up to £0.1 million or $0.2 million as of December 31, 2023 should the Company terminate without due cause. On February 22, 2024, the Company entered into an amendment to the manufacturing services collaboration agreement which extended the term through March 31, 2025.

In June 2021, the Company entered into a new lease of office premises in London, United Kingdom for a period of 3 years, with a break clause at 2 years. The Company elected not to exercise the break in December 2022. As a result, the lease expires in June 10, 2024.

On October 1, 2021, the Company entered into a non-cancellable operating lease in relation to office and laboratory premises in Philadelphia, Pennsylvania in the United States for a period of 38 months. The right-of-use asset and lease liability was recorded on the lease commencement date, which was in January 2022. In connection with this lease, the Company maintains a required minimum balance, currently less than $0.1 million, in connection with a letter of credit issued for the benefit of the landlord for its commercial facility used as a security deposit for the lease. The total amount is classified as Restricted Cash and has been classified as a non-current asset on the Consolidated Balance Sheets. The letter of credit expires on September 30, 2024. However, it automatically extends for additional one-year periods, without written amendment agreement, in each succeeding calendar year, through the lease expiration date.

In June 2021, the Company entered into an obligation to take on a new lease of lab and office premises in Stevenage, Hertfordshire, United Kingdom for a period of 10 years, with a break clause at 3 and 6 years. This lease commenced in September 2022.

On March 11, 2022, the Company entered into an agreement to reserve manufacturing capacity with a Contract Manufacturing Organization, or CMO, in King of Prussia, PA. The Company concluded that this agreement contains embedded leases as up to two Good Manufacturing Practices, or GMP, suites and office space at the facility are designated for the Company's exclusive use during the term of the agreement. The leased space has not yet been placed into service or made available for its intended use and has therefore not commenced as of December 31, 2023.

Summary of lease costs recognized under ASU 2016-02

The following table contains a summary of the lease costs recognized under ASU 2016-02 and other information pertaining to the Company’s operating leases for the years ended December 31, 2023, 2022, and 2021 (dollars in thousands):

	Years ended December 31,
	2023	2022	2021
Lease cost
Operating lease cost	$4,655	$4,512	$4,718
Variable lease cost	5,291	3,921	5,022
Short-term lease cost	379	363	65
	$10,325	$8,796	$9,805
Other information:
Cash paid for amounts included in the measurement of lease liabilities: Operating cash flows used in operating leases	$4,537	$4,859	$4,736
Right of use assets obtained in exchange for new operating lease liabilities	$2,108	$2,111	$314
Right of use assets terminated in exchange for operating lease liabilities, net	$(1,916)	$—	$—
Weighted average remaining lease term (in years)	1.3	2.3	3.1
Weighted average discount rate	6.61%	5.13%	4.86%

Variable lease cost is determined based on usage in accordance with the contractual agreements.

Pursuant to the terms of the Company’s non-cancelable lease agreements in effect as of December 31, 2023, the following table summarizes the Company’s maturities of operating lease liabilities as of December 31, 2023 (in thousands):

December 31,
2023
Operating lease liabilities payment
2024	$3,717
2025	1,099
2026
2027	-
Total lease payments	$4,816
Less: imputed interest	(201)
Present value of lease liability	$4,615